UNAUDITED INTERIM CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Millions	Total	Share capital	Share premium	Re- measurement	Cash flow hedges	Foreign currency translation reserve	Other reserves	Retained losses	Total	Non-controlling interests
Beginning balance at Dec. 31, 2019	€ (85)	€ 3	€ 420	€ (177)	€ (10)	€ 4	€ 53	€ (389)	€ (96)	€ 11
Net income	(63)							(64)	(64)	1
Other comprehensive loss	(34)			(32)	0	(2)			(34)
Total comprehensive income / (loss)	(97)			(32)	0	(2)		(64)	(98)	1
Share-based compensation	8						8		8
Transactions with non-controlling interests	0									0
Ending balance at Jun. 30, 2020	(174)	3	420	(209)	(10)	2	61	(453)	(186)	12
Beginning balance at Dec. 31, 2019	(85)	3	420	(177)	(10)	4	53	(389)	(96)	11
Net income	(17)							(21)	(21)	4
Other comprehensive loss	(14)			(15)	19	(17)			(13)	(1)
Total comprehensive income / (loss)	(31)			(15)	19	(17)		(21)	(34)	3
Share-based compensation	15						15		15
Transactions with non-controlling interests	0									0
Ending balance at Dec. 31, 2020	(101)	3	420	(192)	9	(13)	68	(410)	(115)	14
Net income	156							153	153	3
Other comprehensive loss	84			78	(6)	11			83	1
Total comprehensive income / (loss)	240			78	(6)	11		153	236	4
Share-based compensation	7						7		7
Transactions with non-controlling interests	(2)									(2)
Ending balance at Jun. 30, 2021	€ 144	€ 3	€ 420	€ (114)	€ 3	€ (2)	€ 75	€ (257)	€ 128	€ 16